Fair Value Measurement - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets:
Securities available for sale	$ 184,791	$ 209,480
Amortized Cost [Member]
Financial Assets:
Cash and due from banks	37,965	21,779
Interest-bearing deposits in banks	7,111	3,970
Securities available for sale	184,791	209,480
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,539	1,094
Loans receivable	637,102	604,286
Accrued interest receivable	3,589	3,799
Financial Liabilities:
Deposits	754,009	732,882
Advances from borrowers for taxes and insurance	808	766
Advances from Federal Home Loan Bank	23,000	11,000
Repurchase agreements	38,353	47,655
Subordinated debentures	10,310	10,310
Estimated Fair Value [Member]
Financial Assets:
Cash and due from banks	37,965	21,779
Interest-bearing deposits in banks	7,111	3,970
Securities available for sale	184,791	209,480
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,539	1,094
Loans receivable	615,265	593,257
Accrued interest receivable	3,589	3,799
Financial Liabilities:
Deposits	754,510	732,942
Advances from borrowers for taxes and insurance	808	766
Advances from Federal Home Loan Bank	22,849	10,979
Repurchase agreements	38,353	47,655
Subordinated debentures	10,099	10,099
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets:
Cash and due from banks	37,965	21,779
Interest-bearing deposits in banks	7,111	3,970
Securities available for sale		2,001
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Securities available for sale	183,106	205,662
Loans held for sale	1,539	1,094
Financial Liabilities:
Deposits	754,510	732,942
Advances from borrowers for taxes and insurance	808	766
Advances from Federal Home Loan Bank	22,849	10,979
Repurchase agreements	38,353	47,655
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Securities available for sale	1,685	1,817
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	615,265	593,257
Accrued interest receivable	3,589	3,799
Financial Liabilities:
Subordinated debentures	$ 10,099	$ 10,099